Cover	6 Months Ended
Nov. 30, 2025
Cover [Abstract]
Entity Registrant Name	KARBON-X CORP.
Entity Central Index Key	0001729637
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-2882342
Entity Address Address Line 1	6575 West Loop South
Entity Address Address Line 2	Suite 500
Entity Address City Or Town	Bellaire
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77401
Amendment Description	EXPLANATORY NOTE: This Amendment to the Registration Statement on Form S-1 originally filed on February 2, 2026 is being filed solely for the purpose of updated Exhibit 5.2 which is the auditors consent from Fruci & Associates II, PLLC